Schedule of Investments
December 31, 2024 (unaudited)
The Adirondack Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 92.12%

Crude Petroleum & Natural Gas - 2.87%
CNO Financial Group, Inc.	16,200	602,802
Hillman Solutions Corp. Class A (2)	59,298	577,563

		1,180,365

Agriculture Production-Crops - 2.82%
Dole PLC (Ireland)	85,499	1,157,656

Air Transportation Scheduled - 1.85%
Alaska Air Group, Inc. (2)	11,761	761,525

Apparel & Other Finished Products of Fabrics & Similar Material - 1.17%
Under Armour, Inc. Class A (2)	58,130	481,316

Business Services - 3.90%
Conduent, Inc. (2)	396,822	1,603,161

Cogeneration Services & Small Power Producers - 1.49%
AES Corp. (2)	47,565	612,162

Crude Petroleum & Natural Gas - 4.88%
Antero Resources Corp. (2)	32,661	1,144,768
Tetra Technologies, Inc. (2)	240,638	861,484

		2,006,252

Deep Sea Foreign Transportation of Freight - 1.83%
Ardmore Shipping Corp. (Bermuda)	61,814	751,040

Electric Lighting & Wiring Equipment - 3.29%
LSI Industries, Inc.	69,642	1,352,448

Electrical & Electronics - 2.78%
TTM Technologies, Inc. (2)	46,250	1,144,688

Electric & Other Services Combined - 1.22%
Allete, Inc.	7,750	502,200

Electric Services - 0.77%
Talen Energy Corp. (2)	1,576	317,517

Engineering and Construction - 0.77%
Everus Construction Group (2)	4,839	318,164

Fire, Marine & Casualty Insurance - 7.37%
SiriusPoint Ltd. (Bermuda) (2)	80,104	1,312,905
Tiptree, Inc. Class A	34,000	709,240
United Fire Group, Inc.	35,499	1,009,947

		3,032,091

Footwear, (No Rubber)- 1.67%
Wolverine World Wide, Inc.	30,950	687,090

Glass Containers - 0.95%
O-I Glass, Inc. (2)	35,853	388,647

Household Audio & Video Equipment - 1.51%
Knowles Corp. (2)	31,094	619,703

Industrial Inorganic Chemicals - 3.06%
Tronox Holdings PLC Class A (United Kingdom)	56,537	569,328
LSB Industries, Inc. (2)	90,704	688,443

		1,257,771

Insurance Agents, Brokers & Services - 1.91%
Crawford & Co. Class A	68,032	786,450

Laboratory Analytical Instruments - 0.49%
Harvard Bioscience, Inc. (2)	95,421	201,338

Life Insurance - 3.12%
Genworth Financial, Inc. Class A (2)	183,332	1,281,491
Lincoln National Corp. (2)	28,337	898,566

		2,180,057

Meat Packing Plants - 1.55%
Seaboard Corp.	263	639,001

Metal Mining - 0.78%
Cleveland Cliffs, Inc. (2)	33,915	318,801

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 0.39%
MDU Resources Group, Inc.	8,787	158,342

Oil & Gas Field Machinery & Equipment - 0.58%
Drilling Tools International Corp. (2)	72,367	236,640

Pharmaceutical Preparations - 2.36%
Perrigo plc (Ireland)	37,705	969,396

Plastics, Foil & Coated Paper Bags - 2.63%
Pactiv Evergreen, Inc.	61,957	1,082,389

Primary Smelting & Refining of Nonferrous Metals - 1.76%
Ferroglobe PLC (United Kingdom)	190,694	724,637

Printed Circuit Boards - 1.31%
Celestica, Inc. (Canada) (2)	3,187	294,160
Sanmina Corp. (2)	3,225	244,036

		538,196

Retail-Grocery Stores - 1.47%
Ingles Markets, Inc. Class A	9,400	605,736

Retail-Miscellaneous Retail - 2.69%
EZCORP, Inc. Class A (2)	90,441	1,105,189

Security Brokers, Dealers & Flotation Companies - 3.53%
Virtu Financial, Inc. Class A	40,630	1,449,678

Services-Business Services, NEC - 0.99%
Research Solutions, Inc. (2)	97,801	405,874

Services-Computer Integrated Systems Design - 5.42%
Kyndryl Holdings, Inc. (2)	26,000	899,600
Unisys Corp. (2)	76,927	486,948
Veradigm, Inc. (2)	86,202	840,470

		2,227,017

Services- Engineering Services - 1.36%
Mistras Group, Inc. (2)	61,770	559,636

Services - Nursing & Personal Care Facilities - 2.16%
Healthcare Services Group, Inc. (2)	76,505	888,606

Special Industry Machinery - 0.27%
Manitex International, Inc. (2)	19,400	112,520

Sporting & Athletic Goods, Nec - 1.64%
Clarus Corp.	149,472	674,119

State Commercial Banks - 2.62%
Trustco Bank Corp. NY	32,292	1,075,647

Surgical & Medical Instruments & Apparatus - 3.47%
Orthofix Medical, Inc. (2)	81,743	1,427,233

Telephone & Telegraph Apparatus - 1.30%
Ciena Corp. (2)	6,057	513,694
Infinera Corp. (2)	3,000	19,710

		533,404

Water Supply - 1.96%
Pure Cycle Corp. (2)	63,647	807,044

Total Common Stock	(Cost $ 27,072,500)	37,880,744

Real Estate Investment Trusts - 5.83%

Brixmor Property Group, Inc.	15,570	433,469
Chatham Lodging Trust	91,941	822,872
Healthcare Realty Trust Inc.	67,246	1,139,820

Total Real Estate Investment Trusts	(Cost $ 1,880,958)	2,396,160

Money Market Registered Investment Companies - 1.92%

Federated Treasury Obligation Fund - Institutional Shares - 4.35% (4)	790,678	790,678

Total Money Market Registered Investment Companies	(Cost $ 790,678)	790,678

Total Investments - 99.87%	(Cost $ 29,744,136)	41,067,582

Other Assets in Excess of Liabilities - 0.13%		55,225

Total Net Assets - 100.00%		41,122,807

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$41,067,582	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$41,067,582	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the rate shown represents the yield at December 31, 2024.